UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22074

DIVIDEND

CAPITAL GLOBAL

REAL ESTATE FUND OF FUNDS, L.P.

(Exact name of registrant as specified in charter)

518 17th Street, 17th Floor, Denver, Colorado 80202

(Address of principal executive offices) (Zip code)

Derek Mullins

Dividend Capital Global Real Estate Fund of Funds, LP

518 17th Street, 17th Floor

Denver, Colorado 80202

(Name of address of agent for service)

Registrant’s telephone number, including area code: (303) 228-2200

Date of fiscal year end: June 30th

Date of reporting period: July 1, 2007 to June 30, 2008

Item 1 – Proxy Voting Record.

The Fund did not hold any underlying securities or funds in which it was entitled to vote a proxy in regards to an issuer’s shareholder meeting held during the period covered by this Form N-PX. Therefore, no proxy voting record is listed below for this Fund.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dividend Capital Global Real Estate Fund of Funds, L.P.

By:	/s/ Howard Margolis
Howard Margolis President (Principal Executive Officer)

Date: August 11, 2008